Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 12.1%
Entertainment 2.4%
Electronic Arts, Inc.(a)	70,500	8,055,330
Netflix, Inc.(a)	2,450	1,028,633
Take-Two Interactive Software, Inc.(a)	13,000	1,573,650
Total		10,657,613
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	15,495	20,867,116
Facebook, Inc., Class A(a)	106,900	21,883,499
Total		42,750,615
Total Communication Services		53,408,228
Consumer Discretionary 14.7%
Distributors 1.5%
LKQ Corp.(a)	248,700	6,503,505
Hotels, Restaurants & Leisure 1.4%
Hilton Grand Vacations, Inc.(a)	29,200	601,520
Hilton Worldwide Holdings, Inc.	71,500	5,413,265
Total		6,014,785
Household Durables 0.5%
Lennar Corp., Class A	33,000	1,652,310
NVR, Inc.(a)	155	480,500
Total		2,132,810
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc.(a)	10,505	25,989,370
eBay, Inc.	172,800	6,882,624
Total		32,871,994
Multiline Retail 1.3%
Target Corp.	51,200	5,618,688
Specialty Retail 2.4%
Best Buy Co., Inc.	78,600	6,030,978
Burlington Stores, Inc.(a)	25,000	4,567,250
Total		10,598,228
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	93,900	933,366
Total Consumer Discretionary		64,673,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.0%
Food Products 0.5%
Hershey Co. (The)	18,300	2,423,469
Household Products 1.7%
Procter & Gamble Co. (The)	63,700	7,508,319
Tobacco 1.8%
Altria Group, Inc.	198,300	7,783,275
Total Consumer Staples		17,715,063
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Cabot Oil & Gas Corp.	111,100	2,401,982
Total Energy		2,401,982
Financials 3.0%
Banks 0.4%
CIT Group, Inc.	98,000	1,860,040
Capital Markets 2.6%
Intercontinental Exchange, Inc.	34,800	3,112,860
Moody’s Corp.	1,900	463,410
S&P Global, Inc.	26,900	7,878,472
Total		11,454,742
Total Financials		13,314,782
Health Care 15.0%
Biotechnology 3.4%
AbbVie, Inc.	58,300	4,792,260
Alexion Pharmaceuticals, Inc.(a)	16,200	1,741,014
Amgen, Inc.	3,400	813,348
BioMarin Pharmaceutical, Inc.(a)	23,100	2,125,662
Exact Sciences Corp.(a)	16,200	1,279,476
Sage Therapeutics, Inc.(a)	12,300	479,454
Sarepta Therapeutics, Inc.(a)	5,200	612,976
Vertex Pharmaceuticals, Inc.(a)	13,100	3,290,720
Total		15,134,910
Columbia Disciplined Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.1%
Hill-Rom Holdings, Inc.	47,100	5,298,279
Hologic, Inc.(a)	144,000	7,214,400
STERIS PLC	8,500	1,211,250
Total		13,723,929
Health Care Providers & Services 3.6%
Cigna Corp.	6,800	1,331,304
Humana, Inc.	19,650	7,502,763
McKesson Corp.	40,900	5,777,125
UnitedHealth Group, Inc.	5,000	1,462,350
Total		16,073,542
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	96,800	5,886,408
Jazz Pharmaceuticals PLC(a)	6,500	716,625
Johnson & Johnson	14,500	2,175,580
Merck & Co., Inc.	158,800	12,599,192
Total		21,377,805
Total Health Care		66,310,186
Industrials 7.2%
Aerospace & Defense 2.3%
Lockheed Martin Corp.	25,550	9,940,483
Airlines 1.0%
Alaska Air Group, Inc.	13,700	445,524
Southwest Airlines Co.	118,900	3,715,625
Total		4,161,149
Commercial Services & Supplies 0.1%
Cintas Corp.	2,100	465,843
Electrical Equipment 0.9%
Acuity Brands, Inc.	44,800	3,879,232
Industrial Conglomerates 1.1%
Carlisle Companies, Inc.	41,600	5,031,936
Machinery 1.3%
Illinois Tool Works, Inc.	35,900	5,833,750
Professional Services 0.5%
Robert Half International, Inc.	49,900	2,358,773
Total Industrials		31,671,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 39.4%
Communications Equipment 2.7%
Cisco Systems, Inc.	280,600	11,891,828
IT Services 7.5%
MasterCard, Inc., Class A	52,600	14,463,422
VeriSign, Inc.(a)	36,800	7,709,232
Visa, Inc., Class A	60,600	10,830,432
Total		33,003,086
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	32,450	8,814,069
Lam Research Corp.	1,800	459,504
QUALCOMM, Inc.	112,200	8,826,774
Total		18,100,347
Software 17.0%
Adobe, Inc.(a)	35,300	12,483,492
Autodesk, Inc.(a)	37,600	7,036,088
Fortinet, Inc.(a)	69,500	7,487,930
Intuit, Inc.	29,100	7,851,471
Microsoft Corp.	191,990	34,406,528
SS&C Technologies Holdings, Inc.	105,800	5,835,928
Total		75,101,437
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.(b)	114,677	33,692,103
HP, Inc.	120,300	1,865,853
Total		35,557,956
Total Information Technology		173,654,654
Materials 0.8%
Chemicals 0.6%
CF Industries Holdings, Inc.	64,100	1,762,750
PPG Industries, Inc.	10,200	926,466
Total		2,689,216
Construction Materials 0.2%
Eagle Materials, Inc.	18,000	1,098,180
Total Materials		3,787,396

2	Columbia Disciplined Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Tower Corp.	36,800	8,758,400
Total Real Estate		8,758,400
Total Common Stocks (Cost $307,620,757)		435,695,233

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	6,082,115	6,083,331
Total Money Market Funds (Cost $6,081,164)		6,083,331
Total Investments in Securities (Cost: $313,701,921)		441,778,564
Other Assets & Liabilities, Net		(654,108)
Net Assets		441,124,456

At April 30, 2020, securities and/or cash totaling $1,189,890 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	45	06/2020	USD	6,530,400	691,175	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	4,190,808	79,700,697	(77,809,390)	6,082,115	(447)	2,167	72,958	6,083,331
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2020	3